IFRS 7 Disclosure - Credit and Counterparty Risk - Schedule of Total Non Trading Exposures (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Total exposure at default	$ 969,111	$ 859,801
Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	352,429	308,052
Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	69,071	55,739
Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	44,353	37,476
Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	46,956	40,525
Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	27,104	24,137
Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	62,924	54,123
Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	22,681	19,628
Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	26,510	21,345
Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	249,762	238,400
Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	67,321	60,376
Drawn [Member]
Disclosure of credit risk exposure [line items]
Total exposure at default	577,599	510,341
Drawn [Member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	117,959	102,552
Drawn [Member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	58,051	44,552
Drawn [Member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	26,266	22,580
Drawn [Member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	37,146	31,534
Drawn [Member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	22,529	19,961
Drawn [Member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	46,612	39,067
Drawn [Member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	16,843	14,659
Drawn [Member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	13,406	9,131
Drawn [Member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	198,214	190,688
Drawn [Member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	40,573	35,617
Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	156,304	142,526
Undrawn commitments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	24,010	21,741
Undrawn commitments [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,665	2,118
Undrawn commitments [member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	16,581	13,490
Undrawn commitments [member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	8,948	8,170
Undrawn commitments [member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	3,974	3,617
Undrawn commitments [member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	13,304	12,666
Undrawn commitments [member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	5,273	4,531
Undrawn commitments [member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	11,302	10,410
Undrawn commitments [member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	51,433	47,586
Undrawn commitments [member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	19,814	18,197
Over the counter derivatives [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,077	1,752
Over the counter derivatives [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	974	1,649
Over the counter derivatives [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	9	1
Over the counter derivatives [member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	12	10
Over the counter derivatives [member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1	1
Over the counter derivatives [member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	12	1
Over the counter derivatives [member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1	2
Over the counter derivatives [member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	68	88
Other off balance sheet items [Member]
Disclosure of credit risk exposure [line items]
Total exposure at default	22,595	19,687
Other off balance sheet items [Member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	6,402	5,016
Other off balance sheet items [Member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	894	667
Other off balance sheet items [Member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,494	1,396
Other off balance sheet items [Member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	861	820
Other off balance sheet items [Member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	601	559
Other off balance sheet items [Member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	2,996	2,389
Other off balance sheet items [Member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	564	436
Other off balance sheet items [Member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,802	1,804
Other off balance sheet items [Member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	115	126
Other off balance sheet items [Member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	6,866	6,474
Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	211,536	185,495
Repo style transactions [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	203,084	177,094
Repo style transactions [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	$ 8,452	$ 8,401